INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Components of earnings before income taxes [Abstract]
U.S.	$ 151,395	$ 140,106	$ 115,231
Foreign	24,612	20,565	15,771
Total.	$ 176,007	$ 160,671	$ 131,002